Note 20 - Scheduled Maturities of Financial Liabilities - Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Non-current financial liabilities	$ 68	$ 137
Current financial liabilities	13,040	15,142
Total financial liabilities including interest	47,541	131,405
Lease liabilities [member]
Statement Line Items [Line Items]
Non-current financial liabilities	3,224	8,928
Current financial liabilities	4,914	4,930
Interest bearing loans [member]
Statement Line Items [Line Items]
Non-current financial liabilities, including interest	505	1,840
Current financial liabilities, including interest	337	43,303
Trade and other payables [member]
Statement Line Items [Line Items]
Current financial liabilities	25,454	57,125
Not later than one year [member]
Statement Line Items [Line Items]
Non-current financial liabilities
Current financial liabilities	13,040	15,142
Total financial liabilities including interest	43,744	120,500
Not later than one year [member] | Lease liabilities [member]
Statement Line Items [Line Items]
Non-current financial liabilities
Current financial liabilities	4,914	4,930
Not later than one year [member] | Interest bearing loans [member]
Statement Line Items [Line Items]
Non-current financial liabilities, including interest
Current financial liabilities, including interest	337	43,303
Not later than one year [member] | Trade and other payables [member]
Statement Line Items [Line Items]
Current financial liabilities	25,454	57,125
Later than one year and not later than three years [member]
Statement Line Items [Line Items]
Non-current financial liabilities
Current financial liabilities
Total financial liabilities including interest	3,729	9,521
Later than one year and not later than three years [member] | Lease liabilities [member]
Statement Line Items [Line Items]
Non-current financial liabilities	3,224	7,681
Current financial liabilities
Later than one year and not later than three years [member] | Interest bearing loans [member]
Statement Line Items [Line Items]
Non-current financial liabilities, including interest	505	1,840
Current financial liabilities, including interest
Later than one year and not later than three years [member] | Trade and other payables [member]
Statement Line Items [Line Items]
Current financial liabilities
Later than three years [member]
Statement Line Items [Line Items]
Non-current financial liabilities	68	137
Current financial liabilities
Total financial liabilities including interest	68	1,384
Later than three years [member] | Lease liabilities [member]
Statement Line Items [Line Items]
Non-current financial liabilities		1,247
Current financial liabilities
Later than three years [member] | Interest bearing loans [member]
Statement Line Items [Line Items]
Non-current financial liabilities, including interest
Current financial liabilities, including interest
Later than three years [member] | Trade and other payables [member]
Statement Line Items [Line Items]
Current financial liabilities